Business Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Business Arrangements

10. BUSINESS ARRANGEMENTS

HII periodically enters into business arrangements with non-affiliated entities. These arrangements generally consist of business ventures designed to deliver collective capabilities that would not have been available to the venture's participants individually, and also provide a single point of contact during contract performance to the entity's principal customer. In some arrangements, each equity participant receives a subcontract from the business venture for a pre-determined scope of work. In other cases, the arrangements rely primarily on the assignment of key personnel to the venture from each equity participant rather than subcontracts for a specific work scope. Based on the terms of these arrangements and the relevant GAAP related to consolidation accounting for such entities, the company does not consolidate the financial position, results of operations and cash flows of these entities into its consolidated financial statements, but accounts for them under the equity method. HII has recorded operating income related to earnings from equity method investees of $17 million and $18 million in its results of operations within the cost of service revenues for the nine months ended September 30, 2011, and 2010, respectively. To the extent subcontracts are used in these arrangements, HII's subcontract activities are recorded in the same manner as sales to non-affiliated entities. The assets, liabilities, results of operations and cash flows of these collaborative entities were not material to the company's consolidated financial position, results of operations and cash flows for any period presented.

12.	BUSINESS ARRANGEMENTS

NGSB periodically enters into business arrangements with non-affiliated entities. These arrangements generally consist of joint ventures designed to deliver collective capabilities that would not have been available to the venture's participants individually, and also provide a single point of contact during contract performance to the entity's principal customer. In some arrangements, each equity participant receives a subcontract from the joint venture for a pre-determined scope of work. In other cases, the arrangements rely primarily on the assignment of key personnel to the venture from each equity participant rather than subcontracts for a specific work scope. Based on the terms of these arrangements and the relevant GAAP related to consolidation accounting for such entities, the company does not consolidate the financial position, results of operations and cash flows of these entities into its consolidated financial statements, but accounts for them under the equity method. NGSB has recorded operating income related to earnings from equity method investments of $19 million, $10 million and $1 million in its results of operations within the cost of service revenues for the years ended December 31, 2010, 2009, and 2008, respectively. To the extent subcontracts are used in these arrangements, NGSB's subcontract activities are recorded in the same manner as sales to non-affiliated entities. The assets, liabilities, results of operations and cash flows of these collaborative entities were not material to the company's consolidated financial position, results of operations and cash flows for any period presented.